MutualHedge Equity Long-Short Legends Fund. SUMMARY SECTION
Investment Objective

The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S and P 500 Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 39 of the Fund's Prospectus.

Shareholder Fees (paid directly from your investment)
Shareholder Fees - (MutualHedge Equity Long-Short Legends Fund.) MutualHedge Equity Long-Short Legends Fund. (USD $)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Redemption fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%
Exchange fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (MutualHedge Equity Long-Short Legends Fund.) MutualHedge Equity Long-Short Legends Fund.		Class A	Class C
Management fees		1.45%	1.45%
+ Distribution and service (12b-1) fees		0.25%	1.00%
+ Other expenses	[1]	0.45%	0.45%
= Total annual Fund operating expenses		2.15%	2.90%
- Fee waiver and/or expense reimbursement	[2]	(0.20%)	(0.20%)
= Total Annual Fund Operating Expenses		1.95%	2.70%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until January 31, 2012 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.95% for Class A shares and 2.70% for Class C shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be

Expense Example (MutualHedge Equity Long-Short Legends Fund) MutualHedge Equity Long-Short Legends Fund. (USD $)	1 Year	3 Years
Class A	765	1,333
Class C	277	1,463

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund enters into privately-negotiated, over the counter derivative instruments (swap agreements) from one or more financial institutions with the aim of mirroring the returns of a group of long-short hedge funds selected by the Fund's investment adviser, Equinox Fund Management, LLC ("Equinox" or the "Adviser"). Swap agreements are used as a substitute for investing in hedge funds that employ long and short investment strategies applied to common stock, preferred stock, convertible securities, stock index futures and options of U.S. and foreign issuers. Profits are made by a long-short hedge fund when its long positions appreciate and/or its stocks sold short depreciate. Conversely, losses are incurred when long positions depreciate and/or the value of stocks sold short appreciates. Equinox determines the relative weightings of the selected hedge fund programs to establish the "Program Basket." Because swaps are agreements to exchange payments at some future date based on changes in one or more reference indices multiplied by a notional amount, they do not require an immediate cash investment as does a security. Therefore, the Fund does not restrict swap counterparties by notional amount. However, the Fund does not anticipate that any amount owed to the Fund between swap payment dates would exceed 25% of the Fund's net asset value. The Fund will endeavor to invest in Program Basket Derivatives with counterparties rated "A" or higher by Moody's, S and P or Fitch, and such counterparties shall have assets in excess of  $100 billion. Counterparties may be rated lower than "A"; however, all counterparties are subject to approval by the Fund's Board of Trustees. Approximately 100% of the Fund's assets will be invested in U.S. Treasury Bills, short-term money market instruments, short-term debt obligations, structured notes, and shares of money market mutual funds (collectively "fixed income securities"). The Fund invests in fixed income securities of domestic or foreign issuers rated "BBB"- or higher by Standard and Poor's Rating Group or another nationally recognized statistical rating organization, or if unrated, determined by the Adviser to be of similar quality. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Equinox employs a four-step process to assemble and manage the Program Basket:

i. Hedge Fund Research. Equinox uses proprietary and commercial databases and analytical tools to identify hedge funds or other private investment vehicles that may be suitable for inclusion within the Program Basket.

ii. Screening Investment Managers and Programs. Equinox screens hedge fund managers and their equity long-short investment programs using a quantitative and qualitative process including risk-adjusted return analyses (e.g., Sharpe ratio), time window analyses (e.g., the percentage of profitable months), benchmark analyses (e.g., historic returns compared to a hedge fund style benchmark) and drawdown analysis (e.g., the length and depth of a program's worst historical drawdown).

iii. Program Basket Design. Equinox analyzes the interrelationships among the culled set of hedge funds. The aim of the process is to develop a portfolio composite that offers more consistent performance potential with less volatility than that of any individual program component.

iv. Risk Management. To monitor the results of the Program Basket, Equinox adheres to risk management principles in an effort to control and contain the Fund's risk exposure. Equinox monitors leverage, volatility, market sector exposure, drawdowns from peak profit levels, frequency of trading activity and other parameters to measure and manage Program Basket risk.

Periodically, Equinox will evaluate the Program Basket, including the underlying hedge fund programs, to determine whether the Program Basket composition is consistent with the Fund's investment strategy. On a regular basis, Equinox will examine the allocation among the components of the Program Basket and rebalance the Program Basket so that the weightings among the components will, in the opinion of Equinox, most likely achieve the investment objective of the Fund. Equinox will sell securities and derivatives to achieve its rebalancing goals.

Principal Investment Risk.

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Credit Risk. If a security issuer or a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

Equity Risk. The Program Basket comprises hedge funds that invest in equities and equity-linked securities. Equity markets are volatile and the value of the Fund's investment holdings may fluctuate significantly from day to day depending on the performance of the companies that issued the equities, general market and economic conditions and investor confidence.

Fixed-Income Risk. When interest rates rise, the value of the Fund's fixed-income investments will decline.

Interest Rate Margin Risk. The Fund may enter into Program Basket derivatives under which the Fund agrees, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive over a stated time period the total return of the Program Basket assembled by Equinox. If interest rates increase significantly, the increased interest costs would have a negative impact on the Fund's performance, unless the Fund has successfully hedged the interest rate risk.

Leverage/Volatility Risk. Program Basket derivatives have economic leverage inherent in their terms that will magnify losses. In addition, hedge funds that compose the Program Basket may use leverage, such as borrowing. As a result, a small investment in Program Basket derivatives likely will have a potentially large impact on the Fund's performance; and gains or losses will be amplified, increasing the volatility of the share price of the Fund.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser's management of individual and institutional accounts. As a result, the Adviser may not achieve its intended result in managing the Fund.

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in Program Basket derivatives. Investments in illiquid securities involve the risk that the Fund may be unable to sell the security or sell it at a reasonable price.

Long-Short Strategy Risk. To the extent that the Program Basket is confined to hedge funds using similar long-short trading strategies or invested in similar markets, the Fund's exposure to those strategies and markets could be adversely affected by increased competition within those strategies or markets, and legislative, regulatory or other changes impacting those strategies and markets.

Management Risk. Equinox's judgments about the attractiveness, value and potential appreciation or depreciation of a particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Program Basket Risk. Equinox may not be able to assemble a Program Basket that meets the Fund's investment objective. Counterparties to Program Basket derivatives may have early termination rights and, in this case, Equinox may not be able to easily replicate the Program Basket through new derivatives. Performance of the Program Basket itself is net of any costs or fees associated with the hedge funds that compose the Program Basket. Hedge funds are typically subject to relatively high management fees and often include performance-based fees which further reduce the potential return of any Program Basket derivative. The combined impact of these fees will reduce Fund performance.

Short Sale Strategy Risk. The Program Basket comprises hedge funds that may sell equity securities short. If a security sold short increases in price, the underlying hedge fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. In addition, because losses on a short sale arise from increases in the value of the security sold short, such loss to the underlying hedge fund is theoretically unlimited. .

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.mutualhedge.com or by calling 1-888-643-3431.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2010
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 11, 2011
Prospectus Date	rr_ProspectusDate	Jan 11, 2011
MutualHedge Equity Long-Short Legends Fund. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a % of amount redeemed, if sold within 30 days)	rr_ExchangeFeeOverRedemption	1.00%
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.45%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.45%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.15%
- Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
= Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	765
3 Years	rr_ExpenseExampleYear03	1,333
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
MutualHedge Equity Long-Short Legends Fund. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a % of amount redeemed, if sold within 30 days)	rr_ExchangeFeeOverRedemption	1.00%
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.45%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.45%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.90%
- Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
= Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.70%
1 Year	rr_ExpenseExampleYear01	277
3 Years	rr_ExpenseExampleYear03	1,463
MutualHedge Equity Long-Short Legends Fund.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MutualHedge Equity Long-Short Legends Fund. SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S and P 500 Index.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 39 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund enters into privately-negotiated, over the counter derivative instruments (swap agreements) from one or more financial institutions with the aim of mirroring the returns of a group of long-short hedge funds selected by the Fund's investment adviser, Equinox Fund Management, LLC ("Equinox" or the "Adviser"). Swap agreements are used as a substitute for investing in hedge funds that employ long and short investment strategies applied to common stock, preferred stock, convertible securities, stock index futures and options of U.S. and foreign issuers. Profits are made by a long-short hedge fund when its long positions appreciate and/or its stocks sold short depreciate. Conversely, losses are incurred when long positions depreciate and/or the value of stocks sold short appreciates. Equinox determines the relative weightings of the selected hedge fund programs to establish the "Program Basket." Because swaps are agreements to exchange payments at some future date based on changes in one or more reference indices multiplied by a notional amount, they do not require an immediate cash investment as does a security. Therefore, the Fund does not restrict swap counterparties by notional amount. However, the Fund does not anticipate that any amount owed to the Fund between swap payment dates would exceed 25% of the Fund's net asset value. The Fund will endeavor to invest in Program Basket Derivatives with counterparties rated "A" or higher by Moody's, S and P or Fitch, and such counterparties shall have assets in excess of  $100 billion. Counterparties may be rated lower than "A"; however, all counterparties are subject to approval by the Fund's Board of Trustees. Approximately 100% of the Fund's assets will be invested in U.S. Treasury Bills, short-term money market instruments, short-term debt obligations, structured notes, and shares of money market mutual funds (collectively "fixed income securities"). The Fund invests in fixed income securities of domestic or foreign issuers rated "BBB"- or higher by Standard and Poor's Rating Group or another nationally recognized statistical rating organization, or if unrated, determined by the Adviser to be of similar quality. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Equinox employs a four-step process to assemble and manage the Program Basket:

i. Hedge Fund Research. Equinox uses proprietary and commercial databases and analytical tools to identify hedge funds or other private investment vehicles that may be suitable for inclusion within the Program Basket.

ii. Screening Investment Managers and Programs. Equinox screens hedge fund managers and their equity long-short investment programs using a quantitative and qualitative process including risk-adjusted return analyses (e.g., Sharpe ratio), time window analyses (e.g., the percentage of profitable months), benchmark analyses (e.g., historic returns compared to a hedge fund style benchmark) and drawdown analysis (e.g., the length and depth of a program's worst historical drawdown).

iii. Program Basket Design. Equinox analyzes the interrelationships among the culled set of hedge funds. The aim of the process is to develop a portfolio composite that offers more consistent performance potential with less volatility than that of any individual program component.

iv. Risk Management. To monitor the results of the Program Basket, Equinox adheres to risk management principles in an effort to control and contain the Fund's risk exposure. Equinox monitors leverage, volatility, market sector exposure, drawdowns from peak profit levels, frequency of trading activity and other parameters to measure and manage Program Basket risk.

Periodically, Equinox will evaluate the Program Basket, including the underlying hedge fund programs, to determine whether the Program Basket composition is consistent with the Fund's investment strategy. On a regular basis, Equinox will examine the allocation among the components of the Program Basket and rebalance the Program Basket so that the weightings among the components will, in the opinion of Equinox, most likely achieve the investment objective of the Fund. Equinox will sell securities and derivatives to achieve its rebalancing goals.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We normally invest at least 80% of the Fund's investable assets in equity and equity-related securities of medium-sized companies with the potential for above-average growth.
Risk [Heading]	rr_RiskHeading	Principal Investment Risk.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Credit Risk. If a security issuer or a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

Equity Risk. The Program Basket comprises hedge funds that invest in equities and equity-linked securities. Equity markets are volatile and the value of the Fund's investment holdings may fluctuate significantly from day to day depending on the performance of the companies that issued the equities, general market and economic conditions and investor confidence.

Fixed-Income Risk. When interest rates rise, the value of the Fund's fixed-income investments will decline.

Interest Rate Margin Risk. The Fund may enter into Program Basket derivatives under which the Fund agrees, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive over a stated time period the total return of the Program Basket assembled by Equinox. If interest rates increase significantly, the increased interest costs would have a negative impact on the Fund's performance, unless the Fund has successfully hedged the interest rate risk.

Leverage/Volatility Risk. Program Basket derivatives have economic leverage inherent in their terms that will magnify losses. In addition, hedge funds that compose the Program Basket may use leverage, such as borrowing. As a result, a small investment in Program Basket derivatives likely will have a potentially large impact on the Fund's performance; and gains or losses will be amplified, increasing the volatility of the share price of the Fund.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser's management of individual and institutional accounts. As a result, the Adviser may not achieve its intended result in managing the Fund.

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in Program Basket derivatives. Investments in illiquid securities involve the risk that the Fund may be unable to sell the security or sell it at a reasonable price.

Long-Short Strategy Risk. To the extent that the Program Basket is confined to hedge funds using similar long-short trading strategies or invested in similar markets, the Fund's exposure to those strategies and markets could be adversely affected by increased competition within those strategies or markets, and legislative, regulatory or other changes impacting those strategies and markets.

Management Risk. Equinox's judgments about the attractiveness, value and potential appreciation or depreciation of a particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Program Basket Risk. Equinox may not be able to assemble a Program Basket that meets the Fund's investment objective. Counterparties to Program Basket derivatives may have early termination rights and, in this case, Equinox may not be able to easily replicate the Program Basket through new derivatives. Performance of the Program Basket itself is net of any costs or fees associated with the hedge funds that compose the Program Basket. Hedge funds are typically subject to relatively high management fees and often include performance-based fees which further reduce the potential return of any Program Basket derivative. The combined impact of these fees will reduce Fund performance.

Short Sale Strategy Risk. The Program Basket comprises hedge funds that may sell equity securities short. If a security sold short increases in price, the underlying hedge fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. In addition, because losses on a short sale arise from increases in the value of the security sold short, such loss to the underlying hedge fund is theoretically unlimited. .

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.mutualhedge.com or by calling 1-888-643-3431.

[1]	Based on estimated amounts for the current fiscal year.
[2]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until January 31, 2012 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.95% for Class A shares and 2.70% for Class C shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.